Regulatory Assets and Liabilities (Details) $ in Millions, $ in Millions		12 Months Ended
	Sep. 18, 2013 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		$ 46	$ 13
Regulatory assets - non-current		444	487
Regulatory liabilities - current		90	146
Regulatory liabilities - non-current		1,381	1,383
Deferred cost of gas
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		56	61
Refundable tax credit
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		2	2
Gas storage facility tax credit	$ 15
Virginia Rate Refund
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		0	41
Federal income tax rate change
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		20	33
Regulatory liabilities - non-current		578	628
Future recovery of pension and other retirement benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		335	261
Future removal and site restoration costs
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		462	484
Deferred gain on debt transactions and derivative instruments
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		1	2
Fair value adjustment		76	80
Interruptible sharing
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		1	0
Virginia Coronavirus Relief Fund
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		10	0
Other
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		1	9
Regulatory liabilities - non-current		3	4
Refundable tax credit noncurrent
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		$ 2	4
Recovery period (years)		2 years
Deferred cost of gas
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		$ 18	8
Accelerated replacement recovery mechanisms
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		6	2
Interruptible sharing
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		2	3
Energy Optimization Costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		1	0
Virginia and Maryland Revenue Normalization
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		19	0
Deferred regulatory costs and rate stabilization adjustment mechanism
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 158	150
Deferred regulatory costs and rate stabilization adjustment mechanism | Minimum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		2 years
Deferred regulatory costs and rate stabilization adjustment mechanism | Maximum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		55 years
Future recovery of pension and other retirement benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 68	128
Future recovery of non-retirement employee benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		22	19
Deferred environmental costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		15	18
Deferred loss on debt transactions and derivative instruments
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		93	99
Fair value adjustment		76	80
Deferred future income taxes
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		46	43
Energy efficiency program - Maryland
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		18	12
COVID-19 Costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		10	0
Other
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 14	$ 18